SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	$ 247	$ 205
Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	136	166
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	0	0
Fair Value, Inputs, Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	247	205
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	136	166
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	0	0
Fair Value, Inputs, Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	0	0
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	111	39
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	0	0
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	111	39
Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities, Carrying Value	$ 0	$ 0